Note 17 - Share Based Payments - Schedule of Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Statement Line Items [Line Items]
Options outstanding	3,911,726	1,170,363	193,142
Options outstanding, weighted average remaining life (Year)	2 years 6 months 7 days	2 years 10 months 17 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 2.72	$ 4.61	$ 14
Options exercisable	721,291	146,588
Options exercisable, weighted average exercise price (in CAD per share)	$ 5.06	$ 10.56
Range one [member]
Statement Line Items [Line Items]
Option exercise price (in CAD per share)	$ 1.97	$ 2
Options outstanding	2,653,000	25,000
Options outstanding, weighted average remaining life (Year)	2 years 9 months 29 days	3 years 14 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 1.97	$ 2
Options exercisable	0	0
Options exercisable, weighted average exercise price (in CAD per share)	$ 1.97	$ 2
Range two [member]
Statement Line Items [Line Items]
Option exercise price (in CAD per share)	$ 2	$ 3.24
Options outstanding	16,667	753,923
Options outstanding, weighted average remaining life (Year)	2 years 14 days	3 years 1 month 13 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 2	$ 3.24
Options exercisable	0	0
Options exercisable, weighted average exercise price (in CAD per share)	$ 2	$ 3.24
Range three [member]
Statement Line Items [Line Items]
Option exercise price (in CAD per share)	$ 2.6	$ 3.28
Options outstanding	125,000	250,000
Options outstanding, weighted average remaining life (Year)	2 years	2 years 7 months 28 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 2.6	$ 3.28
Options exercisable	0	62,500
Options exercisable, weighted average exercise price (in CAD per share)	$ 2.6	$ 3.28
Range four [member]
Statement Line Items [Line Items]
Option exercise price (in CAD per share)	$ 3.24	$ 9.6
Options outstanding	746,916	56,425
Options outstanding, weighted average remaining life (Year)	2 years 1 month 13 days	2 years 2 months 8 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 3.24	$ 9.6
Options exercisable	369,955	18,808
Options exercisable, weighted average exercise price (in CAD per share)	$ 3.24	$ 9.6
Range five [member]
Statement Line Items [Line Items]
Option exercise price (in CAD per share)	$ 3.28	$ 10.08
Options outstanding	250,000	10,185
Options outstanding, weighted average remaining life (Year)	1 year 7 months 28 days	6 months 7 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 3.28	$ 10.08
Options exercisable	250,000	10,185
Options exercisable, weighted average exercise price (in CAD per share)	$ 3.28	$ 10.08
Range six [member]
Statement Line Items [Line Items]
Option exercise price (in CAD per share)	$ 9.6	$ 10.44
Options outstanding	56,423	6,944
Options outstanding, weighted average remaining life (Year)	1 year 2 months 8 days	7 months 28 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 9.6	$ 10.44
Options exercisable	37,616	6,944
Options exercisable, weighted average exercise price (in CAD per share)	$ 9.6	$ 10.44
Range seven [member]
Statement Line Items [Line Items]
Option exercise price (in CAD per share)	$ 12.84	$ 12.84
Options outstanding	15,000	15,000
Options outstanding, weighted average remaining life (Year)	1 year 10 months 9 days	2 years 10 months 13 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 12.84	$ 12.84
Options exercisable	15,000	10,000
Options exercisable, weighted average exercise price (in CAD per share)	$ 12.84	$ 12.84
Range eight [member]
Statement Line Items [Line Items]
Option exercise price (in CAD per share)	$ 21.6	$ 21.6
Options outstanding	41,428	44,205
Options outstanding, weighted average remaining life (Year)	1 year 18 days	2 years 18 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 21.6	$ 21.6
Options exercisable	41,428	29,470
Options exercisable, weighted average exercise price (in CAD per share)	$ 21.6	$ 21.6
Range nine [member]
Statement Line Items [Line Items]
Option exercise price (in CAD per share)	$ 24.84	$ 24.84
Options outstanding	7,292	7,292
Options outstanding, weighted average remaining life (Year)	3 months 14 days	1 year 3 months 14 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 24.84	$ 24.84
Options exercisable	7,292	7,292
Options exercisable, weighted average exercise price (in CAD per share)	$ 24.84	$ 24.84
Range ten [member]
Statement Line Items [Line Items]
Option exercise price (in CAD per share)		$ 29.16
Options outstanding		1,389
Options outstanding, weighted average remaining life (Year)		1 month 17 days
Options outstanding, weighted average exercise price (in CAD per share)		$ 29.16
Options exercisable		1,389
Options exercisable, weighted average exercise price (in CAD per share)		$ 29.16